UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Unconstrained Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 44.3%
Consumer Discretionary 6.1%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		165,000	165,000
Ally Financial, Inc.:
3.25%, 2/13/2018 (b)		420,000	419,475
3.5%, 1/27/2019		910,000	906,587
4.125%, 3/30/2020 (b)		405,000	408,037
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		260,000	265,850
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	102,600
AmeriGas Finance LLC:
6.75%, 5/20/2020 (b)		560,000	586,600
7.0%, 5/20/2022 (b)		430,000	457,348
APX Group, Inc., 6.375%, 12/1/2019		235,000	229,713
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		905,000	951,390
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		425,000	399,500
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025 (b)		640,000	609,600
5.5%, 4/1/2023 (b)		250,000	251,250
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		355,000	348,571
5.165%, 8/1/2044		410,000	413,064
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	388,850
Boyd Gaming Corp., 6.875%, 5/15/2023		195,000	202,800
Cablevision Systems Corp., 5.875%, 9/15/2022 (b)		130,000	123,175
Caleres, Inc., 144A, 6.25%, 8/15/2023		165,000	166,650
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		510,000	504,900
144A, 5.375%, 5/1/2025 (b)		385,000	379,225
144A, 5.875%, 5/1/2027 (b)		640,000	634,000
7.0%, 1/15/2019		54,000	56,093
CCO Safari II LLC:
144A, 4.908%, 7/23/2025		75,000	75,166
144A, 6.484%, 10/23/2045		60,000	62,098
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		762,000	707,707
144A, 6.375%, 9/15/2020		1,925,000	1,939,437
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		295,000	303,113
Series B, 6.5%, 11/15/2022		415,000	432,637
Series A, 7.625%, 3/15/2020		115,000	119,169
Series B, 7.625%, 3/15/2020		1,810,000	1,901,631
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,813
Columbus International, Inc., 144A, 7.375%, 3/30/2021		1,000,000	1,062,500
CSC Holdings LLC, 5.25%, 6/1/2024 (b)		485,000	449,231
CVS Health Corp., 5.125%, 7/20/2045		135,000	143,035
Dana Holding Corp., 5.5%, 12/15/2024 (b)		250,000	246,250
DISH DBS Corp.:
4.25%, 4/1/2018		345,000	351,037
5.0%, 3/15/2023		465,000	435,356
6.75%, 6/1/2021		470,000	497,025
7.875%, 9/1/2019		45,000	50,344
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		600,000	633,000
144A, 5.75%, 3/1/2023 (b)		490,000	516,950
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		460,000	465,750
General Motors Financial Co., Inc.:
3.2%, 7/13/2020		170,000	168,045
3.25%, 5/15/2018		120,000	121,557
Global Partners LP, 144A, 7.0%, 6/15/2023		320,000	308,000
Group 1 Automotive, Inc., 5.0%, 6/1/2022 (b)		1,575,000	1,575,000
HD Supply, Inc.:
7.5%, 7/15/2020		140,000	149,450
11.5%, 7/15/2020		495,000	575,126
Hertz Corp., 6.75%, 4/15/2019		315,000	325,140
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		190,000	194,750
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		610,000	586,362
11.25%, 3/1/2021		355,000	339,025
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		180,000	154,350
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	60,150
144A, 7.0%, 9/1/2020		430,000	456,875
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		290,000	287,100
Mediacom Broadband LLC:
5.5%, 4/15/2021		60,000	58,200
6.375%, 4/1/2023		430,000	427,850
Mediacom LLC, 7.25%, 2/15/2022		115,000	119,025
MGM Resorts International:
6.75%, 10/1/2020 (b)		612,000	654,840
8.625%, 2/1/2019		545,000	614,487
Myriad International Holdings BV, 144A, 5.5%, 7/21/2025		1,000,000	1,015,000
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		215,000	213,119
Numericable-SFR:
144A, 4.875%, 5/15/2019		1,105,000	1,121,575
144A, 6.0%, 5/15/2022		900,000	915,750
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		200,000	215,750
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	225,500
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		35,000	34,825
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		515,000	503,412
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021 (b)		150,000	152,625
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020 (b)		245,000	260,006
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020 (b)		775,000	813,750
Springs Industries, Inc., 6.25%, 6/1/2021		365,000	363,175
Starz LLC, 5.0%, 9/15/2019		210,000	213,675
Suburban Propane Partners LP, 5.75%, 3/1/2025		210,000	209,475
Time Warner Cable, Inc., 7.3%, 7/1/2038		625,000	682,056
UCI International, Inc., 8.625%, 2/15/2019		130,000	109,850
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,080,000	1,100,250
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		325,000	322,563
144A, 8.5%, 10/15/2022		215,000	238,919
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		230,000	226,263
			35,500,397
Consumer Staples 1.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		1,000,000	878,500
Cencosud SA, 144A, 5.5%, 1/20/2021		1,000,000	1,057,835
Chiquita Brands International, Inc., 7.875%, 2/1/2021		106,000	113,685
Cott Beverages, Inc.:
5.375%, 7/1/2022		560,000	547,400
144A, 6.75%, 1/1/2020		250,000	260,313
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		760,000	796,100
Imperial Tobacco Finance PLC, 144A, 4.25%, 7/21/2025		100,000	99,876
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (b)		610,000	626,775
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		255,000	252,691
144A, 7.25%, 6/1/2021		670,000	704,337
144A, 8.25%, 2/1/2020		1,025,000	1,086,500
Kraft Heinz Foods Co.:
144A, 3.95%, 7/15/2025		110,000	111,489
144A, 5.2%, 7/15/2045		45,000	47,226
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		1,900,000	1,930,875
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,050,000	1,155,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		270,000	276,075
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		100,000	100,750
Reynolds American, Inc.:
4.45%, 6/12/2025		70,000	71,892
5.85%, 8/15/2045		40,000	43,010
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020 (b)		65,000	54,600
Smithfield Foods, Inc., 6.625%, 8/15/2022		10,000	10,690
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025 (b)		165,000	169,917
The WhiteWave Foods Co., 5.375%, 10/1/2022		275,000	288,750
Tonon Luxembourg SA, 144A, 7.25%, 1/24/2020 (PIK) (b)		1,500,000	504,000
			11,188,286
Energy 7.1%
Afren PLC, 144A, 10.25%, 4/8/2019 *		1,437,000	35,925
Antero Resources Corp.:
5.125%, 12/1/2022		460,000	434,700
5.375%, 11/1/2021 (b)		2,360,000	2,295,100
144A, 5.625%, 6/1/2023		270,000	259,875
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		95,000	84,550
144A, 5.625%, 6/1/2024		115,000	98,900
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		260,000	174,200
6.75%, 11/1/2020		1,300,000	897,000
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		130,000	132,275
California Resources Corp.:
5.0%, 1/15/2020 (b)		1,175,000	1,007,562
5.5%, 9/15/2021		462,000	381,150
6.0%, 11/15/2024 (b)		185,000	149,850
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		320,000	307,136
Chaparral Energy, Inc., 7.625%, 11/15/2022		440,000	257,400
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		860,000	726,700
6.125%, 2/15/2021		65,000	56,063
6.625%, 8/15/2020 (b)		345,000	308,775
Concho Resources, Inc., 5.5%, 4/1/2023		730,000	730,000
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		220,000	217,250
144A, 6.25%, 4/1/2023		130,000	130,650
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	505,000
Ecopetrol SA, 5.875%, 5/28/2045		300,000	261,744
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		655,000	628,800
144A, 8.125%, 9/15/2023		395,000	392,809
EP Energy LLC, 144A, 6.375%, 6/15/2023		290,000	271,150
EV Energy Partners LP, 8.0%, 4/15/2019		1,035,000	908,212
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		2,000,000	1,520,000
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		130,000	130,000
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (b)		575,000	549,125
8.875%, 5/15/2021		708,000	368,160
9.75%, 7/15/2020		190,000	102,600
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		235,000	218,550
144A, 5.75%, 10/1/2025		455,000	432,250
Holly Energy Partners LP, 6.5%, 3/1/2020		110,000	110,814
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	171,000
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		1,000,000	1,128,950
Kinder Morgan, Inc.:
3.05%, 12/1/2019		605,000	599,981
5.55%, 6/1/2045		400,000	363,929
7.25%, 6/1/2018		280,000	313,283
Laredo Petroleum, Inc., 6.25%, 3/15/2023		405,000	401,962
Linn Energy LLC, 6.25%, 11/1/2019		165,000	99,927
Lukoil International Finance BV, 144A, 3.416%, 4/24/2018		1,000,000	961,584
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	224,280
144A, 7.0%, 3/31/2024		935,000	857,862
Memorial Resource Development Corp., 5.875%, 7/1/2022		235,000	221,488
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		370,000	383,875
Newfield Exploration Co., 5.375%, 1/1/2026		205,000	196,800
Noble Holding International Ltd., 4.0%, 3/16/2018		30,000	29,954
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		630,000	554,400
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		500,000	438,750
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		840,000	772,800
6.875%, 1/15/2023		300,000	271,500
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.625%, 10/1/2022		1,895,800	1,203,833
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		2,000,000	1,717,500
ONEOK Partners LP, 4.9%, 3/15/2025		160,000	156,616
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019 (b)		1,000,000	710,000
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		50,000	50,125
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		520,000	538,200
Petrobras Global Finance BV, 6.875%, 1/20/2040		1,000,000	850,000
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		750,000	511,125
QGOG Constellation SA, 144A, 6.25%, 11/9/2019 (b)		500,000	302,500
Range Resources Corp., 144A, 4.875%, 5/15/2025		260,000	249,600
Regency Energy Partners LP:
5.0%, 10/1/2022		150,000	150,245
5.875%, 3/1/2022		30,000	31,775
Rice Energy, Inc., 144A, 7.25%, 5/1/2023 (b)		70,000	68,775
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		1,000,000	1,032,500
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		650,000	654,875
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		885,000	902,700
5.625%, 4/15/2023		200,000	198,000
144A, 5.625%, 3/1/2025		340,000	334,900
5.75%, 5/15/2024		200,000	198,875
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	104,000
SESI LLC, 7.125%, 12/15/2021		370,000	384,800
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		95,000	92,863
Sunoco LP:
144A, 5.5%, 8/1/2020		195,000	198,413
144A, 6.375%, 4/1/2023		200,000	205,500
Talos Production LLC, 144A, 9.75%, 2/15/2018		500,000	397,500
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		100,000	100,000
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		460,000	464,315
Tesoro Corp., 4.25%, 10/1/2017		220,000	225,500
Transocean, Inc., 4.3%, 10/15/2022		1,285,000	933,231
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		1,000,000	1,060,000
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		170,000	115,600
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	186,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		480,000	468,000
6.25%, 4/1/2023 (b)		1,260,000	1,228,500
Williams Partners LP:
4.0%, 9/15/2025		200,000	185,747
6.125%, 7/15/2022		335,000	351,713
WPX Energy, Inc.:
5.25%, 1/15/2017		250,000	253,750
8.25%, 8/1/2023 (b)		700,000	711,375
YPF SA, 144A, 8.5%, 7/28/2025		750,000	722,550
			41,328,101
Financials 6.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		490,000	516,841
AerCap Ireland Capital Ltd., 5.0%, 10/1/2021		170,000	176,588
Agricola Senior Trust, 144A, 6.75%, 6/18/2020		1,000,000	1,037,000
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		300,000	311,625
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,033,000
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		1,000,000	857,200
Barclays Bank PLC, 7.625%, 11/21/2022		1,510,000	1,741,219
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		1,500,000	1,684,500
Cardtronics, Inc., 5.125%, 8/1/2022		170,000	165,750
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		1,025,000	1,018,990
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		1,500,000	1,623,727
CIT Group, Inc.:
3.875%, 2/19/2019 (b)		2,805,000	2,819,025
5.0%, 5/15/2017		445,000	460,575
5.25%, 3/15/2018		565,000	586,187
CNO Financial Group, Inc.:
4.5%, 5/30/2020		95,000	98,088
5.25%, 5/30/2025		195,000	203,775
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	521,100
Credit Agricole SA, 144A, 7.875%, 1/29/2049		910,000	944,144
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		1,500,000	1,545,000
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,500,000	2,405,957
E*TRADE Financial Corp., 4.625%, 9/15/2023		270,000	268,650
Equinix, Inc., (REIT), 5.375%, 4/1/2023		1,915,000	1,933,958
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		360,000	347,608
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		1,020,000	1,063,000
HSBC Holdings PLC:
5.625%, 12/29/2049		1,020,000	1,020,000
6.375%, 12/29/2049		960,000	965,624
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,583,744
5.75%, 5/15/2016		115,000	117,875
6.25%, 5/15/2019		855,000	931,822
8.75%, 3/15/2017		705,000	768,887
Itau Unibanco Holding SA, 144A, 2.85%, 5/26/2018		1,000,000	986,000
Legg Mason, Inc., 5.625%, 1/15/2044		360,000	380,805
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,375,000	1,549,155
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	54,492
Morgan Stanley, Series H, 5.45%, 7/29/2049		180,000	178,920
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		325,000	345,719
(REIT), 6.875%, 5/1/2021		310,000	325,500
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,456,800
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		565,000	571,286
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		355,000	377,720
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		785,000	808,748
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		640,000	644,609
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		255,000	272,213
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049 (b)		300,000	302,904
			38,006,330
Health Care 3.4%
AbbVie, Inc., 3.6%, 5/14/2025		185,000	182,254
Actavis Funding SCS, 4.75%, 3/15/2045		12,000	11,315
Alere, Inc., 144A, 6.375%, 7/1/2023		255,000	265,200
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,510,000	2,572,750
5.125%, 8/1/2021 (b)		65,000	67,438
6.875%, 2/1/2022		270,000	288,900
7.125%, 7/15/2020		1,735,000	1,847,775
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		130,000	132,438
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	267,814
144A, 5.75%, 1/15/2022		265,000	272,950
Endo Ltd.:
144A, 6.0%, 7/15/2023		285,000	296,400
144A, 6.0%, 2/1/2025 (b)		200,000	206,000
HCA, Inc.:
6.5%, 2/15/2020		1,360,000	1,520,650
7.5%, 2/15/2022		515,000	599,975
Hologic, Inc., 144A, 5.25%, 7/15/2022		130,000	134,225
IMS Health, Inc., 144A, 6.0%, 11/1/2020		1,295,000	1,340,325
LifePoint Health, Inc., 5.5%, 12/1/2021		335,000	347,562
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		1,110,000	1,071,844
144A, 4.875%, 4/15/2020		210,000	216,122
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		410,000	435,112
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020 (b)		245,000	252,044
6.25%, 11/1/2018		1,965,000	2,146,762
144A, 6.75%, 6/15/2023		510,000	532,950
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		510,000	524,025
144A, 5.875%, 5/15/2023		470,000	488,753
144A, 6.125%, 4/15/2025		1,280,000	1,337,600
144A, 6.375%, 10/15/2020		300,000	316,125
144A, 6.75%, 8/15/2018		615,000	646,134
144A, 7.5%, 7/15/2021		1,235,000	1,339,975
			19,661,417
Industrials 4.6%
ADT Corp.:
3.5%, 7/15/2022 (b)		180,000	164,812
5.25%, 3/15/2020		415,000	429,525
6.25%, 10/15/2021 (b)		205,000	217,300
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		650,000	692,250
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	523,387
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		245,000	219,275
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		355,000	355,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		340,800	343,356
Belden, Inc., 144A, 5.5%, 9/1/2022		365,000	364,087
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (b)		185,000	166,963
144A, 5.5%, 9/15/2018 (b)		135,000	126,900
144A, 5.75%, 3/15/2022 (b)		535,000	434,687
144A, 6.0%, 10/15/2022 (b)		305,000	248,194
144A, 7.5%, 3/15/2025		135,000	111,713
144A, 7.75%, 3/15/2020		260,000	241,150
Casella Waste Systems, Inc., 7.75%, 2/15/2019		375,000	381,379
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	256,100
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		335,000	343,375
D.R. Horton, Inc., 4.0%, 2/15/2020		125,000	127,500
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		190,000	182,400
DP World Ltd., 144A, 6.85%, 7/2/2037		2,000,000	2,215,000
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,000,000	630,000
EnerSys, 144A, 5.0%, 4/30/2023		65,000	63,538
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019 (b)		105,000	106,050
FTI Consulting, Inc., 6.0%, 11/15/2022		240,000	253,200
Garda World Security Corp., 144A, 7.25%, 11/15/2021		350,000	327,250
Gates Global LLC, 144A, 6.0%, 7/15/2022		230,000	204,125
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		700,000	729,750
Masonite International Corp., 144A, 5.625%, 3/15/2023		295,000	303,850
Meritor, Inc.:
6.25%, 2/15/2024		250,000	250,625
6.75%, 6/15/2021		370,000	380,175
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,000,000	852,500
Noble Group Ltd.:
REG S, 6.0%, 6/24/2049		2,000,000	1,380,000
144A, 6.625%, 8/5/2020 (b)		1,000,000	1,000,000
Nortek, Inc., 8.5%, 4/15/2021		460,000	492,200
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		325,000	329,875
Oshkosh Corp.:
5.375%, 3/1/2022		195,000	194,269
5.375%, 3/1/2025		35,000	34,563
Ply Gem Industries, Inc., 6.5%, 2/1/2022 (b)		535,000	524,981
SBA Communications Corp., 5.625%, 10/1/2019		745,000	780,387
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		340,000	349,350
Titan International, Inc., 6.875%, 10/1/2020 (b)		495,000	437,640
TransDigm, Inc.:
6.0%, 7/15/2022		310,000	309,225
6.5%, 7/15/2024		1,185,000	1,190,925
7.5%, 7/15/2021		1,055,000	1,129,905
Triumph Group, Inc., 5.25%, 6/1/2022		155,000	152,675
United Rentals North America, Inc.:
4.625%, 7/15/2023		230,000	226,837
6.125%, 6/15/2023		30,000	30,900
7.375%, 5/15/2020		824,000	876,530
7.625%, 4/15/2022		2,655,000	2,883,994
USG Corp., 144A, 5.5%, 3/1/2025		20,000	20,050
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		335,000	342,638
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		310,000	304,962
144A, 7.875%, 9/1/2019 (b)		330,000	352,687
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		715,000	704,275
144A, 4.75%, 4/29/2025		280,000	273,700
			26,567,984
Information Technology 1.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		130,000	136,825
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,090,000	1,144,500
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		280,000	285,950
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		240,000	178,800
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK) (b)		365,000	226,300
CDW LLC, 6.0%, 8/15/2022		470,000	491,150
EarthLink Holdings Corp., 7.375%, 6/1/2020		305,000	317,200
Entegris, Inc., 144A, 6.0%, 4/1/2022		180,000	184,500
First Data Corp.:
144A, 6.75%, 11/1/2020 (b)		1,316,000	1,391,670
144A, 7.375%, 6/15/2019		386,000	402,637
144A, 8.75%, 1/15/2022		555,000	588,300
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		340,000	355,300
Infor U.S., Inc., 144A, 6.5%, 5/15/2022 (b)		295,000	301,638
Intel Corp.:
3.7%, 7/29/2025		110,000	111,041
4.9%, 7/29/2045		50,000	51,355
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023 (b)		125,000	122,813
KLA-Tencor Corp., 4.65%, 11/1/2024		640,000	633,396
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		325,000	312,812
NCR Corp.:
5.875%, 12/15/2021		65,000	67,275
6.375%, 12/15/2023		170,000	179,138
NXP BV, 144A, 3.75%, 6/1/2018		305,000	308,812
Open Text Corp., 144A, 5.625%, 1/15/2023		260,000	259,350
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		205,000	192,700
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,450
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		900,000	881,524
			9,155,436
Materials 4.0%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		680,000	662,763
144A, 4.125%, 9/27/2022		580,000	543,045
ArcelorMittal:
5.125%, 6/1/2020		85,000	85,213
7.0%, 2/25/2022		800,000	820,000
Ardagh Packaging Finance PLC, 144A, 3.286% **, 12/15/2019		480,000	473,513
Ashland, Inc., 3.875%, 4/15/2018		190,000	195,805
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		190,000	194,750
Ball Corp., 5.25%, 7/1/2025		325,000	326,804
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		495,000	499,950
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	169,313
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,700,000	1,769,615
Chemours Co.:
144A, 6.625%, 5/15/2023 (b)		595,000	523,600
144A, 7.0%, 5/15/2025		110,000	96,491
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		235,000	229,713
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		245,000	256,025
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		450,000	444,235
Crown Americas LLC, 6.25%, 2/1/2021		55,000	57,695
Evraz Group SA, 144A, 6.5%, 4/22/2020		1,000,000	906,840
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		525,000	400,312
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		1,070,000	1,012,071
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		1,750,000	1,509,375
Greif, Inc., 7.75%, 8/1/2019		995,000	1,104,450
Hexion, Inc.:
6.625%, 4/15/2020		745,000	682,606
8.875%, 2/1/2018		245,000	213,150
Huntsman International LLC:
5.125%, 4/15/2021	EUR	125,000	142,773
8.625%, 3/15/2021 (b)		71,000	74,444
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	302,050
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,050,000	980,437
Novelis, Inc., 8.75%, 12/15/2020 (b)		1,620,000	1,709,100
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		400,000	414,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		350,000	351,750
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		300,000	310,500
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,755,000	1,816,425
6.875%, 2/15/2021		2,085,000	2,179,267
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	239,487
Tronox Finance LLC:
6.375%, 8/15/2020 (b)		240,000	196,800
144A, 7.5%, 3/15/2022		330,000	270,600
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		135,000	136,350
144A, 5.625%, 10/1/2024		65,000	66,300
Yamana Gold, Inc., 4.95%, 7/15/2024		1,130,000	1,019,455
			23,387,072
Telecommunication Services 6.8%
Altice Financing SA, 144A, 6.5%, 1/15/2022		210,000	216,825
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	10,000,000	610,334
AT&T, Inc.:
2.45%, 6/30/2020		210,000	206,563
3.4%, 5/15/2025		350,000	334,341
B Communications Ltd., 144A, 7.375%, 2/15/2021		325,000	350,187
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		500,000	533,885
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020 (b)		125,000	127,644
Series W, 6.75%, 12/1/2023 (b)		340,000	340,850
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		1,000,000	995,500
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (b)		160,000	161,000
144A, 5.0%, 6/15/2021		310,000	306,125
CyrusOne LP:
6.375%, 11/15/2022		120,000	124,200
144A, 6.375%, 11/15/2022		295,000	305,325
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		310,000	284,425
144A, 8.25%, 9/30/2020		3,340,000	3,298,250
Digicel Ltd.:
144A, 6.75%, 3/1/2023 (b)		515,000	494,142
144A, 7.0%, 2/15/2020		200,000	207,500
Frontier Communications Corp.:
6.25%, 9/15/2021		205,000	189,113
6.875%, 1/15/2025 (b)		895,000	761,869
7.125%, 1/15/2023		1,670,000	1,507,175
8.25%, 4/15/2017 (b)		331,000	355,825
8.5%, 4/15/2020		130,000	134,550
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019 (b)		504,000	553,077
7.625%, 6/15/2021		270,000	298,687
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		1,040,000	943,800
7.25%, 10/15/2020		1,125,000	1,115,156
7.5%, 4/1/2021		1,510,000	1,502,450
Level 3 Financing, Inc.:
5.375%, 8/15/2022 (b)		2,825,000	2,853,250
144A, 5.375%, 5/1/2025 (b)		250,000	243,438
6.125%, 1/15/2021		205,000	214,994
7.0%, 6/1/2020		890,000	938,950
8.625%, 7/15/2020		320,000	341,600
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		1,000,000	987,500
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		1,300,000	1,314,440
Plantronics, Inc., 144A, 5.5%, 5/31/2023 (b)		130,000	131,950
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		300,000	319,500
144A, 9.0%, 11/15/2018 (b)		1,410,000	1,579,200
Sprint Corp., 7.125%, 6/15/2024 (b)		1,565,000	1,431,975
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022 (b)		135,000	141,075
6.375%, 3/1/2025 (b)		965,000	1,012,044
6.625%, 11/15/2020		1,020,000	1,060,800
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		1,600,000	1,655,520
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,330,000	1,286,775
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,453,500	1,566,146
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		378,000	403,515
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		2,500,000	2,293,350
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		610,000	588,650
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		235,000	249,688
Windstream Services LLC:
6.375%, 8/1/2023		280,000	217,000
7.75%, 10/15/2020 (b)		230,000	210,594
7.75%, 10/1/2021 (b)		855,000	722,475
7.875%, 11/1/2017		1,255,000	1,270,687
Zayo Group LLC:
144A, 6.0%, 4/1/2023 (b)		260,000	260,842
144A, 6.375%, 5/15/2025 (b)		325,000	321,344
			39,876,100
Utilities 2.3%
AES Corp.:
3.283% **, 6/1/2019		205,000	202,950
8.0%, 6/1/2020 (b)		2,430,000	2,827,912
AES Gener SA, 144A, 5.0%, 7/14/2025 (b)		750,000	763,644
Calpine Corp.:
5.375%, 1/15/2023 (b)		280,000	273,700
5.75%, 1/15/2025		280,000	273,000
Comision Federal de Electricidad, 144A, 6.125%, 6/16/2045		850,000	863,813
Dynegy, Inc.:
144A, 7.375%, 11/1/2022 (b)		320,000	331,040
144A, 7.625%, 11/1/2024 (b)		585,000	604,013
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		590,000	613,600
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		855,000	896,147
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025		500,000	484,375
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,156,250
NGL Energy Partners LP, 5.125%, 7/15/2019		235,000	228,831
NRG Energy, Inc.:
6.25%, 5/1/2024		2,900,000	2,849,250
7.875%, 5/15/2021		265,000	279,077
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		1,000,000	865,000
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019 (b)		235,000	227,950
			13,740,552

Total Corporate Bonds (Cost $268,918,929)			258,411,675
Mortgage-Backed Securities Pass-Throughs 4.2%
Federal National Mortgage Association, 4.0%, 5/1/2042 (c)		6,400,000	6,808,500
Government National Mortgage Association, 3.5%, 6/1/2043 (c)		16,800,000	17,545,498
Total Mortgage-Backed Securities Pass-Throughs (Cost $24,129,016)			24,353,998
Asset-Backed 1.9%
Automobile Receivables 0.0%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	169,673
Home Equity Loans 0.4%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		190,169	189,600
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.337% **, 8/25/2036		2,161,227	2,061,237
			2,250,837
Miscellaneous 1.5%
Apidos CLO XXI, "B", Series 2015-21A, 144A, 2.977% **, 7/18/2027		2,000,000	1,998,378
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.924% **, 1/17/2024		2,000,000	2,001,394
Cumberland Park CLO Ltd., "C", Series 2015-2A, 144A, 3.145%, 7/20/2026 (c)		2,250,000	2,242,251
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		869,625	898,926
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,729,912	1,701,514
			8,842,463
Total Asset-Backed (Cost $11,235,233)			11,262,973
Commercial Mortgage-Backed Securities 1.0%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,822,482
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.187% **, 3/15/2018		780,000	778,050
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, 0.55% **, 12/25/2024		7,493,265	325,560
JPMBB Commercial Mortgage Securities Trust:
"ASB", Series 2015-C28, 3.042%, 10/15/2048		970,000	979,474
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	130,678
JPMorgan Chase Commercial Mortgage Securities Trust, "H", Series 2006-FL2A, 144A, 0.687% **, 11/15/2018		1,707,181	1,645,478
Total Commercial Mortgage-Backed Securities (Cost $5,479,903)			5,681,722
Collateralized Mortgage Obligations 8.5%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.668% **, 2/25/2034		389,132	389,605
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 2.848% **, 12/25/2035		1,169,321	1,176,979
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		279,868	247,693
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		602,721	601,642
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		2,851,049	189,900
"ZG", Series 4213, 3.5%, 6/15/2043		1,759,681	1,744,427
"ZP", Series 4490, 4.0%, 7/15/2045		4,000,000	3,999,396
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		132,078	2,239
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		3,174,665	381,815
"DZ", Series 4253, 4.75%, 9/15/2043		3,559,428	3,904,825
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		240,987	18,383
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		420,395	31,380
"SP", Series 4047, Interest Only, 6.463% ***, 12/15/2037		3,858,959	634,462
"A", Series 172, Interest Only, 6.5%, 1/1/2024		459,126	85,031
"JS", Series 3572, Interest Only, 6.613% ***, 9/15/2039		1,056,406	173,720
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,813,204	594,568
"KZ", Series 2010-134, 4.5%, 12/25/2040		1,459,480	1,520,229
"Z", Series 2011-149, 4.5%, 1/25/2042		2,360,646	2,353,190
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,768,544	2,023,060
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		221,985	7,240
"HS", Series 2009-87, Interest Only, 5.96% ***, 11/25/2039		2,528,301	380,425
"PI", Series 2006-20, Interest Only, 6.49% ***, 11/25/2030		1,702,991	336,705
"SI", Series 2007-23, Interest Only, 6.58% ***, 3/25/2037		597,235	137,937
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.787% **, 4/25/2024		3,500,000	3,362,285
"M3", Series 2015-DN1, 4.337% **, 1/25/2025		3,250,000	3,284,424
"M3", Series 2014-DN4, 4.737% **, 10/25/2024		2,410,000	2,456,436
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		15,490,555	1,962,308
"MZ", Series 2014-27, 3.5%, 12/20/2043		2,772,031	2,839,500
"GC", Series 2010-101, 4.0%, 8/20/2040		2,000,000	2,168,344
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		5,880,139	1,124,303
"ME", Series 2014-4, 4.0%, 1/16/2044		2,463,000	2,656,616
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,946,726	473,787
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		4,001,904	557,038
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		355,390	62,674
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		485,655	98,444
"PZ", Series 2010-106, 4.75%, 8/20/2040		2,590,130	2,689,424
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,377,060	262,778
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,635,398	305,777
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,141,041	196,509
"AI", Series 2007-38, Interest Only, 6.273% ***, 6/16/2037		356,578	58,465
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.645% **, 4/25/2036		1,431,772	1,303,865
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 1.673% **, 10/25/2035		816,279	789,897
"2A", Series 2003-A6, 2.527% **, 10/25/2033		608,565	606,664
Wells Fargo Mortgage-Backed Securities Trust:
"2A16", Series 2005-AR10, 2.668% **, 6/25/2035		764,050	765,096
"2A3",Series 2004-EE, 2.701% **, 12/25/2034		463,018	459,635
Total Collateralized Mortgage Obligations (Cost $48,219,532)			49,419,120
Government & Agency Obligations 17.7%
Other Government Related (d) 0.6%
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,025,240
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		1,500,000	1,450,023
Vnesheconombank, 144A, 6.902%, 7/9/2020		1,000,000	978,800
			3,454,063
Sovereign Bonds 10.1%
Dominican Republic:
144A, 5.5%, 1/27/2025		550,000	552,750
144A, 6.85%, 1/27/2045		150,000	152,250
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	331,426
Indonesia Treasury Bond, Series FR56, 8.375%, 9/15/2026	IDR	13,400,000,000	978,193
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	383,900
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	6,515,776	6,990,152
New Zealand Government Bond, Series 0427, REG S, 4.5%, 4/15/2027	NZD	13,600,000	9,950,721
Perusahaan Penerbit SBSN Indonesia III:
144A, 4.325%, 5/28/2025		800,000	785,000
144A, 4.35%, 9/10/2024		500,000	491,875
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	377	127
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	692,090
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,000,000	1,000,000
Republic of Chile, 3.125%, 3/27/2025		500,000	503,750
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		700,000	672,875
Republic of El Salvador:
144A, 6.375%, 1/18/2027		425,000	405,025
144A, 7.65%, 6/15/2035		900,000	898,875
Republic of Gabonese, 144A, 6.95%, 6/16/2025		580,000	559,665
Republic of Hungary:
4.0%, 3/25/2019		1,000,000	1,040,000
Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	464,620
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	8,740,000	9,311,709
Republic of Kazakhstan, 144A, 5.125%, 7/21/2025 (b)		800,000	791,696
Republic of Panama, 3.75%, 3/16/2025		1,220,000	1,213,900
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	311,250
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	3,520,000	958,643
Republic of Portugal, REG S, 144A, 4.1%, 2/15/2045	EUR	8,300,000	10,382,231
Republic of Singapore, 2.75%, 4/1/2042	SGD	1,667,000	1,161,790
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	224,500
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	8,900,000	711,845
Series R186, 10.5%, 12/21/2026	ZAR	24,200,000	2,227,312
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	998,750
Republic of Turkey, 8.5%, 7/10/2019	TRY	2,720,000	947,696
Republic of Uruguay, 5.1%, 6/18/2050		160,000	153,600
Republic of Zambia, 144A, 8.97%, 7/30/2027		400,000	384,000
United Mexican States:
4.6%, 1/23/2046		1,000,000	942,500
Series M, 6.5%, 6/10/2021	MXN	25,000,000	1,618,666
			59,193,382
U.S. Treasury Obligations 7.0%
U.S. Treasury Bills:
0.06% ****, 8/13/2015 (e)		2,862,000	2,861,977
0.07% ****, 12/3/2015 (e)		3,034,000	3,033,202
U.S. Treasury Bonds:
2.5%, 2/15/2045		107,000	97,554
3.0%, 5/15/2045		14,000,000	14,194,684
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		11,350,000	11,425,375
1.0%, 9/30/2016		9,000,000	9,060,471
			40,673,263
Total Government & Agency Obligations (Cost $106,250,030)			103,320,708
Loan Participations and Assignments 5.0%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,578,950	2,581,207
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		350,000	353,062
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,360,641	1,361,069
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		2,449,875	2,448,735
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		2,805,000	2,803,822
CSC Holdings, Inc., Term Loan B, 2.69%, 4/17/2020		1,439,871	1,436,120
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		712,800	715,416
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		43,988	44,116
First Data Corp., Term Loan, 4.187%, 3/24/2021		610,000	610,891
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		345,614	346,734
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		1,254,167	1,263,416
Level 3 Financing, Inc., Term Loan B2, 3.5%, 5/31/2022		520,000	519,758
MacDermid, Inc.:
Term Loan B2, 4.0%, 6/7/2020		845,000	850,505
First Lien Term Loan, 4.5%, 6/7/2020		798,700	803,005
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		3,654,818	3,572,585
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		988,015	985,145
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		925,225	926,095
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		345,920	345,650
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		345,625	343,392
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,482,285	1,493,098
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,444,275	1,428,475
Valeant Pharmaceuticals International, Inc.:
Series D2, Term Loan B, 3.5%, 2/13/2019		1,418,465	1,422,012
Series C2, Term Loan B, 3.5%, 12/11/2019		895,647	898,007
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		1,537,450	1,540,717
Total Loan Participations and Assignments (Cost $29,146,878)			29,093,032
Municipal Bonds and Notes 6.2%
Arizona, State Transportation Board, Highway Revenue, 5.0%, 7/1/2033		6,000,000	6,952,920
Atlanta, GA, Water & Wastewater Revenue, 5.0%, 11/1/2034		6,000,000	6,865,680
California, State General Obligation:
5.0%, 3/1/2032		4,280,000	4,980,508
5.0%, 3/1/2033		1,720,000	1,992,207
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	997,212
Honolulu City & County, HI, General Obligation, Series A, 5.0%, 10/1/2035		2,240,000	2,614,998
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	1,867,195
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 5.0%, 8/1/2032		2,800,000	3,235,260
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033		1,770,000	2,035,482
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	952,376
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,643,620
Ventura County, CA, Community College District, 5.0%, 8/1/2030		1,735,000	2,054,275
Total Municipal Bonds and Notes (Cost $35,903,038)			36,191,733
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $463,149)		468,054	855,369
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $366,578)		530,000	494,225
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (h)		6	9,167
Industrials 0.0%
Congoleum Corp.*		9,600	0
Quad Graphics, Inc.		96	1,579
			1,579
Materials 0.0%
GEO Specialty Chemicals, Inc.*		53,783	37,734
GEO Specialty Chemicals, Inc. 144A*		966	678
			38,412
Total Common Stocks (Cost $154,335)			49,158
Preferred Stock 0.1%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $339,669)		364	371,428
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $70,220)		315	1,490
Open-End Investment Company 4.5%
Deutsche Floating Rate Fund, "Institutional" (i) (Cost $25,465,534)		2,877,847	26,188,409
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1]		8,900,000	13,193
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		9,400,000	37,463
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]		9,100,000	28,987
Total Call Options Purchased (Cost $1,250,388)			79,643
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		9,400,000	179,736
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]		9,100,000	209,607
Total Put Options Purchased (Cost $628,823)			389,343
		Shares	Value ($)
Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 0.18% (i) (j) (k) (Cost $42,688,317)		42,688,317	42,688,317
Cash Equivalents 9.3%
Central Cash Management Fund, 0.10% (i) (j)		49,323,666	49,323,666
Deutsche Variable NAV Money Fund, 0.27% (i) (j)		502,289	5,023,392
Total Cash Equivalents (Cost $54,347,058)			54,347,058
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $655,056,630) †		110.3	643,199,401
Other Assets and Liabilities, Net		(10.3)	(60,189,913)
Net Assets		100.0	583,009,488

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount			Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	1,437,000	USD	\	1,692,532	35,925
Energy Future Holdings Corp.*	6.5%	11/15/2024	590,000	USD		357,203	613,600
						2,049,735	649,525

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
***	These securities are shown at their current rate as of July 31, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $655,007,410. At July 31, 2015, net unrealized depreciation for all securities based on tax cost was $11,808,009. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,414,187 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,222,196.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $41,139,630, which is 7.1% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At July 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	22,863	9,167	0.00

(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate; 3 Month LIBOR rate at July 31, 2015 is 0.31%.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At July 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Bond	AUD	9/15/2015	150	14,011,514	346,925
10 Year U.S. Treasury Note	USD	9/21/2015	91	11,596,813	39,630
Ultra Long U.S. Treasury Bond	USD	9/21/2015	221	35,256,406	1,121,602
Total unrealized appreciation					1,508,157

At July 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2015	251	31,986,813	(86,786)
Euro-OAT French Government Bond	EUR	9/8/2015	136	22,359,504	(482,699)
Euro-Bund German Federal Government Bond	EUR	9/8/2015	85	14,413,441	(392,198)
Ultra Long U.S. Treasury Bond	USD	9/21/2015	334	53,283,438	(1,195,111)
Total unrealized depreciation					(2,156,794)

At July 31, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (l)
Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,700,000[2]	2/1/2017	338,400	(89,262)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,000[3]	2/1/2017	329,102	(71,913)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	8,900,000[1]	4/20/2016	317,285	(3,031)
Total Call Options				984,787	(164,206)
Put Options
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	17,300,000[4]	7/11/2016	325,240	(359,106)
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,700,000[2]	2/1/2017	338,400	(299,734)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,000[3]	2/1/2017	329,102	(327,289)
Total Put Options				992,742	(986,129)
Total				1,977,529	(1,150,335)

(l)					Unrealized appreciation on written options on interest rate swap contracts at July 31, 2015 was $827,194.
At July 31, 2015, open credit default swap contracts sold were as follows:
Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/	Value ($)	Unrealized Depreciation ($)
3/20/2015 6/20/2020	16,830,000[4]	5.0%	Markit Dow Jones CDX North America High Yield Index	(1,143,829)	(72,642)
Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (n)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	320,000[5]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	30,444	30,063	381
1/21/2015 3/20/2020	465,000[6]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	76,231	68,622	7,609
6/20/2013 9/20/2018	900,000[7]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	41,629	33,558	8,071
Total unrealized appreciation						16,061

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(n)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At July 31, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
6/17/2015 6/17/2025	55,000,000	Fixed — 2.404%	Floating — 3-Month LIBOR	(761,933)	(761,933)
12/16/2015 9/18/2017	43,500,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(361,650)	(403,463)
12/16/2015 9/16/2025	16,800,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(381,323)	(287,433)
12/16/2015 9/17/2035	1,200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(43,286)	(18,828)
9/16/2015 9/16/2045	10,700,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(567,606)	(155,783)
9/16/2015 9/16/2020	45,300,000	Floating — 3-Month LIBOR	Fixed — 1.5%	(532,420)	157,000
12/16/2015 9/16/2020	9,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	174,832	179,425
12/16/2015 9/18/2045	6,400,000	Floating — 3-Month LIBOR	Fixed — 2.998%	294,855	76,337

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Barclays Bank PLC
6	Credit Suisse
7	Bank of America
As of July 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
PLN	3,990,000	USD	1,065,651	8/10/2015	8,195	Citigroup, Inc.
USD	5,874,211	JPY	730,000,000	8/10/2015	16,505	Morgan Stanley
NZD	8,800,000	USD	5,868,412	8/10/2015	64,394	Macquarie Bank Ltd.
AUD	12,000,000	USD	8,904,600	8/10/2015	138,239	National Australia Bank Ltd.
CAD	15,200,000	USD	11,917,124	8/10/2015	295,850	Societe Generale
NZD	10,000,000	USD	6,639,930	8/10/2015	44,455	UBS AG
MXN	47,300,000	USD	3,057,887	8/14/2015	125,330	BNP Paribas
MXN	10,429,000	USD	668,017	8/14/2015	21,429	JPMorgan Chase Securities, Inc.
ZAR	113,140,000	USD	9,000,152	8/14/2015	78,993	BNP Paribas
USD	2,906,520	ILS	11,100,000	8/14/2015	35,584	Nomura International PLC
COP	11,055,000,000	USD	4,332,810	8/18/2015	497,483	BNP Paribas
TWD	92,000,000	USD	2,962,963	9/9/2015	47,991	Nomura International PLC
IDR	13,500,000,000	USD	994,842	9/23/2015	7,487	Australia & New Zealand Banking Group Ltd.
SGD	6,513,000	USD	4,814,697	10/16/2015	77,678	Citigroup, Inc.
EUR	129,065	USD	142,334	10/16/2015	431	Citigroup, Inc.
EUR	22,259,500	USD	24,605,520	10/16/2015	131,886	Societe Generale
NZD	14,726,000	USD	9,821,933	10/16/2015	160,854	UBS AG
Total unrealized appreciation					1,752,784

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	2,968,876	JPY	360,000,000	8/10/2015	(63,865)	BNP Paribas
USD	5,970,618	CAD	7,600,000	8/10/2015	(159,981)	Macquarie Bank Ltd.
USD	4,424,189	SEK	37,500,000	8/10/2015	(76,532)	Morgan Stanley
USD	6,690,350	NZD	10,000,000	8/10/2015	(94,875)	National Australia Bank Ltd.
USD	4,424,205	SEK	37,500,000	8/10/2015	(76,547)	BNP Paribas
USD	2,937,496	SEK	25,000,000	8/10/2015	(39,058)	Commonwealth Bank of Australia
USD	6,867,011	ZAR	84,400,000	8/14/2015	(212,018)	BNP Paribas
USD	2,294,311	TRY	6,225,000	8/14/2015	(57,168)	Nomura International PLC
USD	3,023,282	MXN	47,300,000	8/14/2015	(90,725)	BNP Paribas
TRY	6,225,000	USD	2,215,381	8/14/2015	(21,761)	Nomura International PLC
ILS	11,100,000	USD	2,896,736	8/14/2015	(45,368)	Nomura International PLC
USD	4,115,077	COP	11,055,000,000	8/18/2015	(279,750)	BNP Paribas
GBP	1,522,500	USD	2,336,959	10/16/2015	(39,399)	Citigroup, Inc.
EUR	4,515,000	USD	4,919,539	10/16/2015	(44,564)	Citigroup, Inc.
Total unrealized depreciation					(1,301,611)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (o)
Corporate Bonds	$—	$258,411,675	$—	$258,411,675
Mortgage-Backed Securities Pass-Throughs	—	24,353,998	—	24,353,998
Asset-Backed	—	9,020,722	2,242,251	11,262,973
Commercial Mortgage-Backed Securities	—	5,681,722	—	5,681,722
Collateralized Mortgage Obligations	—	49,419,120	—	49,419,120
Government & Agency Obligations	—	103,320,708	—	103,320,708
Loan Participations and Assignments	—	29,093,032	—	29,093,032
Municipal Bonds and Notes	—	36,191,733	—	36,191,733
Convertible Bond	—	—	855,369	855,369
Preferred Security	—	494,225	—	494,225
Common Stocks	1,579	—	47,579	49,158
Preferred Stock (o)	—	371,428	—	371,428
Warrants (o)	—	—	1,490	1,490
Open-End Investment Company	26,188,409	—	—	26,188,409
Short-Term Investments (o)	97,035,375	—	—	97,035,375
Derivatives (p)
Purchased Options	$—	$468,986	$—	$468,986
Futures Contracts	1,508,157	—	—	1,508,157
Credit Default Swap Contracts	—	16,061	—	16,061
Interest Rate Swap Contracts	—	412,762	—	412,762
Forward Foreign Currency Exchange Contracts	—	1,752,784	—	1,752,784
Total	$124,733,520	$519,008,956	$3,146,689	$646,889,165
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (p)
Futures Contracts	$(2,156,794)	$—	$—	$(2,156,794)
Written Options	—	(1,150,335)	—	(1,150,335)
Credit Default Swap Contracts	—	(72,642)	—	(72,642)
Interest Rate Swap Contracts	—	(1,627,440)	—	(1,627,440)
Forward Foreign Currency Exchange Contracts	—	(1,301,611)	—	(1,301,611)
Total	$(2,156,794)	$(4,152,028)	$—	$(6,308,822)

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(o)	See Investment Portfolio for additional detailed categorizations.
(p)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$(56,581)	$—	$—
Foreign Exchange Contracts	$—	$—	$451,173	$—
Interest Rate Contracts	$(648,637)	$(1,214,678)	$—	$(583,030)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Unconstrained Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015